Acquisitions (Tables)	12 Months Ended
Dec. 31, 2017
Acquisitions
Schedule of the changes in the Group's goodwill by segment

	Advertising & Marketing	Other	Total
	(In thousands)
Balance as of December 31, 2015	$—	$11,117	$11,117
Currency translation adjustment	—	(851)	(851)

Balance as of December 31, 2016	$—	$10,266	$10,266

New acquisition	—	2,318	2,318
Currency translation adjustment	—	836	836

Balance as of December 31, 2017	$—	$13,420	$13,420

Schedule of estimated amortization expenses
Year Ended December 31,	(In thousands)
2018	$517
2019 and thereafter	—

Total expected amortization expense	$517